Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2022	¥ 8,033
2023	4,999
2024	1,127
2025 and thereafter	225
Future minimum payments operating leases	¥ 14,384